Related-party transactions (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Balances of Significant Transactions

The balances of significant transactions are set out in the following table:

	06.30.2018		12.31.2017
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	309	116	294	141
Petrochemical companies (associates)	40	22	59	16
Other associates and joint ventures	118	631	177	691

Subtotal	467	769	530	848

Brazilian government – Parent and its controlled entities
Government bonds	1,768	—	1,702	—
Banks controlled by the Brazilian Government	6,093	11,550	5,839	14,926
Receivables from the Electricity sector (note 7.4)	4,190	—	5,247	—
Petroleum and alcohol account—receivables from the Brazilian Government	215	—	251	—
Diesel Price Subsidy Program	153	—	—	—
Others	34	79	45	217

Subtotal	12,453	11,629	13,084	15,143

Pension plans	47	48	68	94

Total	12,967	12,446	13,682	16,085

Current	3,122	1,524	2,521	2,013
Non-Current	9,845	10,922	11,161	14,072

Total	12,967	12,446	13,682	16,085

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Joint ventures and associates
State-controlled gas distributors (joint ventures)	523	1,067	603	1,075
Petrochemical companies (associates)	828	1,764	832	2,030
Other associates and joint ventures	(308)	(502)	(280)	(139)

Subtotal	1,043	2,329	1,155	2,966

Brazilian government – Parent and its controlled entities
Government bonds	21	52	36	71
Banks controlled by the Brazilian Government	(159)	(502)	(366)	(815)
Receivables from the Electricity sector (note 7.4)	729	807	211	405
Petroleum and alcohol account—receivables from the Brazilian Government	—	—	—	1
Diesel Price Subsidy Program	164	164	—	—
Others	24	84	68	138

Subtotal	779	605	(51)	(200)

Pension plans	—	—	—	—

Total	1,822	2,934	1,104	2,766

Revenues, mainly sales revenues	1,708	3,478	1,839	3,827
Purchases and services	(443)	(863)	(497)	(497)
Foreign exchange and inflation indexation charges, net	(67)	(151)	113	179
Finance income (expenses), net	624	470	(351)	(743)

Total	1,822	2,934	1,104	2,766

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

The total compensation of Executive Officers and Board Members of Petrobras parent company is set out as follows:

	Jan-Jun/2018			Jan-Jun/2017
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	1.9	0.2	2.1	2.0	0.2	2.2
Social security and other employee-related taxes	0.5	—	0.5	0.5	—	0.5
Post-employment benefits (pension plan)	0.1	—	0.1	0.2	—	0.2

Total compensation recognized in the statement of income	2.5	0.2	2.7	2.7	0.2	2.9

Average number of members in the period (*)	7.83	9.50	17.33	8.00	9.00	17.00

Average number of paid members in the period (**)	7.83	5.83	13.66	8.00	6.50	14.50

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.